Accounts Receivable - Summary of Accounts Receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 23,422	$ 17,558
Other receivables	3,637	5,078
Accounts receivable	$ 27,059	$ 22,636